Other Assets and Note Receivables - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes Receivable Net [Abstract]
Notes Receivable Maturity Date	04.Jul 20
Notes Receivable Cash Interest Rate	10.75%
Notes Receivable PIK Interest Rate	11.75%
Notes Receivable Net Payment	$ 9,999,000
Notes Receivable Balance	180,137,000	$ 180,137,000
Notes Receivable Interest Income	$ 8,369,000	$ 3,369,000